PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 Banking Facilities [Member] USD ($)	Dec. 31, 2013 Banking Facilities [Member] CNY	Dec. 31, 2012 Banking Facilities [Member] CNY	Dec. 31, 2013 Banking Facilities [Member] Disposal Group [Member] USD ($)	Dec. 31, 2013 Banking Facilities [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Banking Facilities [Member] Disposal Group [Member] CNY	Dec. 31, 2013 Joint Banking Facilities [Member] USD ($)	Dec. 31, 2013 Joint Banking Facilities [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] CNY
Line of Credit Facility [Line Items]
Aggregate credit limit	$ 0	0	934,515	$ 249,500	1,510,399	311,505	$ 40,000	242,148	594,975
Outstanding borrowings	0	0	(301,288)	(129,902)	(786,387)	(242,974)	0	0	(312,757)
Trade receivables factoring facilities utilized	0	0	(278,255)	(36,837)	(223,001)	0	(23,622)	(143,001)	(200,883)
Unutilized facilities	$ 0	0	354,972	$ 82,761	501,011	68,531	$ 16,378	99,147	81,335